Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) Segment shares	Sep. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares
Defined Benefit Plan Disclosure [Line Items]
Goodwill, Impairment Loss			$ 897,542
Number of reportable segments | Segment	3
Cash, FDIC insured amount	$ 250,000		250,000
Allowance fir credit losses	51,962		51,962	0
Inventory in transit	15,000		92,513	0
Impairment losses	0	$ 0	0	0
Derivative liabilities	2,053,045		1,102,992
Derivative liabilities - related parties	2,053,045		1,102,992
Impairments of ROU assets	0	0	0	0
Deferred revenue	599,204		557,725	512,696
Interest and penalties	0	$ 0	0	0
Deferred tax assets
Common stock, shares authorized | shares	200,000,000		200,000,000	200,000,000
Inventory obsolescence or impairment			$ 0	$ 0
Inventory	$ 396,673		319,491
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities	553,241		297,227
Derivative liabilities - related parties	$ 553,241		$ 297,227